1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

STEPHEN T. COHEN

Stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

August 25, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	UBS Money Series (“Registrant”)
File Nos. 333-52965 and 811-08767
Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”) is Post-Effective Amendment No. 52 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 53 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”). This filing is being made for the purpose of (i) responding to comments received from the Securities and Exchange Commission staff relating to Post-Effective Amendment No. 50; (ii) bringing the financial statements and other information up to date under Section 10(a)(3) of the 1933 Act for each of the series of the Registrant; (iii) filing the required exhibits for each of the series of the Registrant; and (iv) making other non-material changes to the Prospectuses and Statement of Additional Information for each of the series of the Registrant. We hereby represent that the attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3304 or to Keith A. Weller, Senior Associate General Counsel, UBS Asset Management (Americas) Inc., at 212.882.5576.

Very truly yours,

/s/ Stephen T. Cohen
Stephen T. Cohen